Income Taxes and Employee Retention Tax Credits (Tables)	12 Months Ended
Dec. 21, 2023
Income Taxes and Employee Retention Tax Credits
Components of the provision for income taxes
	2023	2022
Current:
Federal	$-	$10,000
State	-	-
Foreign	-	-
Total current provision	-	10,000
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$-	$10,000

Schedule of reconciliation of effective tax rate
	2023	2022
Federal statutory tax rate	21%	21%
R&D credit, net impact	0%	30%
Nontaxable variable interest loss	0%	(53)%
Share based compensation	5%	(23)%
Nontaxable revaluation of fair value instruments	(32)%	-%
Nontaxable PPP loan forgiveness	0%	48%
Nontaxable ERTC credits	0%	51%

True-up to prior year valuation allowance	0%	(50)%
Change in valuation allowance	6%	(26)%
Effective tax rate	0%	(2)%

Components of deferred tax assets
Deferred tax assets	2023	2022
Tax credit carryforward	$1,286,195	$1,286,195
Deferred revenue	1,009,141	1,112,003
Capitalized research and development costs	951,497	620,791
Net operating loss carryforward	898,302	318,302
Capital loss carry-forward	52,560	52,560
Operating lease liability	234,901	-
Property and equipment	4,920	29,971
	4,437,516	3,419,822
Valuation allowance	(4,205,507)	(3,419,822)
Net deferred tax assets	$232,009	$-

Deferred tax liabilities
Right-of-use assets	(232,009)	-

Total net deferred tax	$-	$-